CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
IfrsStatementLineItems [Line Items]
Net Income | ₪			₪ 24,967	₪ 25,023	₪ 10,852
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax | ₪			331	(446)	(311)
Other comprehensive Income for the year | ₪			331	(446)	(311)
Total comprehensive Income for the year | ₪			₪ 25,298	₪ 24,577	₪ 10,541
US Dollars [Member]
IfrsStatementLineItems [Line Items]
Net Income | $	[1]	$ 6,662
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax | $	[1]	88
Other comprehensive Income for the year | $	[1]	88
Total comprehensive Income for the year | $	[1]	$ 6,750

[1]	Convenience Translation into US Dollars.